Leases (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Jun. 01, 2023
Leases
Lease cost	$ 168,141	$ 168,141
Share price	$ 1.00	$ 1.00
Maturity date	Aug. 31, 2027	Aug. 31, 2027
Finance lease liability	$ 149,944	$ 160,916	$ 3,657